Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepayments and Other Current Assets [Abstract]
Prepayments to vendors and content providers	¥ 203,972		¥ 184,744
Interests receivable	103,531		168,739
Input value-added tax to be deducted	82,966		2,059
Prepayment of income tax	58,601
Receivables from exercise of vested share options	13,285		9,475
Loan to a third party	11,350		10,000
Prepayments to third-party payment platforms	6,093		7,912
Others	15,634		17,686
Less: expected credit loss provision	(324)
Total	¥ 495,108	$ 75,879	¥ 400,615